Staff costs (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Compensation costs
Current year bonus charge		£ 456	£ 593
Deferred bonus charge		226	256
Commissions and other incentives		34	21
Performance costs		716	870
Salaries		2,195	2,069
Social security costs		315	303
Post-retirement benefits		251	243
Other compensation costs		232	199
Total compensation costs		3,709	3,684
Other resourcing costs
Outsourcing		257	277
Redundancy and restructuring		49	60
Temporary staff costs		173	193
Other		76	63
Total other resourcing costs		555	593
Total staff costs	[1]	£ 4,264	£ 4,277
Barclays Group compensation costs as a % of total income		34.40%	33.70%

[1]	For notes to the Financial Statements see pages 55 to 83